Share capital, share premium and own shares	6 Months Ended
Jun. 30, 2021
Share capital, share premium and own shares
Share capital, share premium and own shares

C8     Share capital, share premium and own shares

	30 Jun 2021			31 Dec 2020
	Number of			Number of
	ordinary	Share	Share	ordinary	Share	Share
Issued shares of 5p each	shares	capital	premium	shares	capital	premium
fully paid:		$m	$m		$m	$m
Balance at beginning of period	2,609,489,702	173	2,637	2,601,159,949	172	2,625
Shares issued under share-based schemes	6,121,839	—	8	8,329,753	1	12
Balance at end of period	2,615,611,541	173	2,645	2,609,489,702	173	2,637

Options outstanding under save as you earn schemes to subscribe for shares at each period end shown below are as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2021	1,774,131	964	p	1,455	p	2026
31 Dec 2020	2,320,320	964	p	1,455	p	2026

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes. The cost of own shares of $261 million at 30 June 2021 (31 December 2020: $243 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 30 June 2021, 11.4 million (31 December 2020: 11.2 million) Prudential plc shares with a market value of $217 million (31 December 2020: $205 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the period was 15.1 million which was in March 2021.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The Company purchased the following number of shares in respect of employee incentive plans:

	Number of shares
	purchased	Cost*
	(in millions)	$m
Half year 2021	2.8	60.1
Full year 2020	6.3	83.0
*	The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during half year 2021 or 2020.